SCHEDULE OF RELATED PARTIES TRANSACTIONS (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Qian Zhang [Member]
Related Party Transaction [Line Items]
Related party transaction, description	Former Director and CEO of Sundial from May 31, 2023 to July 10, 2024; Operating Officer (“COO”) of Sundial since July 10, 2024 Former Director and Interim CEO of Aether from August 25, 2023 to September 11, 2023	Former Director and CEO of Sundial from May 31, 2023 to July 10, 2024; Operating Officer (“COO”) of Sundial since July 10, 2024 Former Director and Interim CEO of Aether from August 25, 2023 to September 11, 2023
Hao Hu [Member]
Related Party Transaction [Line Items]
Related party transaction, description	Chief Information Officer (“CIO”) of Sundial since March 15, 2023; Director of Sundial since September 9, 2023; Interim Chief Executive Officer of Sundial since July 10, 2024; Former Director and CTO of Aether from August 25, 2023 to September 11, 2023	Chief Information Officer (“CIO”) of Sundial since March 15, 2023; Director of Sundial since September 9, 2023; Interim Chief Executive Officer of Sundial since July 10, 2024; Former Director and CTO of Aether from August 25, 2023 to September 11, 2023
Nicolas Kuan Liang Lin [Member]
Related Party Transaction [Line Items]
Related party transaction, description	Chief Executive Officer (“CEO”) since September 11, 2023 and Director of Aether since August 25, 2023	Chief Executive Officer (“CEO”) since September 11, 2023 and Director of Aether since August 25, 2023
David Chi Ching Ho [Member]
Related Party Transaction [Line Items]
Related party transaction, description	Chief Strategy Officer (“CSO”) since April 1, 2024	Chief Strategy Officer (“CSO”) since April 1, 2024
Siu Hang (Henry) Wong [Member]
Related Party Transaction [Line Items]
Related party transaction, description	Director of Business Development since December 1, 2024 to February 1, 2025 Former Chief Operating Officer (“COO”) from June 1, 2024 to November 20, 2024	Former Chief Operating Officer (“COO”) of Aether from June 1, 2024, to November 20, 2024
Elixir Technology Inc [Member]
Related Party Transaction [Line Items]
Related party transaction, description	Aether’s principal common shareholder	Aether’s principal common shareholder
Jaclyn Wu [Member]
Related Party Transaction [Line Items]
Related party transaction, description	Director of Sundial since August 16, 2022; Director of Aether since August 25, 2023	Director of Sundial since August 16, 2022; Director of Aether since August 25, 2023.
Monic Wealth Solutions Ltd [Member]
Related Party Transaction [Line Items]
Related party transaction, description	Owned by Jaclyn Wu, a director of Aether and Sundial	Owned by Jaclyn Wu, a director of Aether and Sundial.
Ledger Pros LLC [Member]
Related Party Transaction [Line Items]
Related party transaction, description	Owned by Suresh R. Iyer, the Chief Financial Officer (“CFO”) since May 16, 2024	Owned by Suresh R. Iyer, the Chief Financial Officer (“CFO”) since May 16, 2024
Suresh R. Iyer [Member]
Related Party Transaction [Line Items]
Related party transaction, description	Chief Financial Officer (“CFO”) since May 16, 2024	Chief Financial Officer (“CFO”) since May 16, 2024
Jason Goepfert [Member]
Related Party Transaction [Line Items]
Related party transaction, description		Former 21% shareholder of Sundial, Director of Sundial from July 16, 2021 to December 19, 2022